EARNINGS PER SHARE (Tables)	12 Months Ended
Jun. 30, 2016
Per share data:
Schedule of Basic and Diluted Earnings Per Share

	2016	2015	2014
Weighted-average common shares issued	3,805,636	3,805,636	3,805,636

Average treasury stock shares	(1,766,468)	(1,755,194)	(1,747,716)

Average unallocated ESOP shares	(128,630)	(108,570)	—

Weighted-average common shares and common stock equivalents used to calculate basic earnings per share	1,910,538	1,941,872	2,057,920

Additional common stock equivalents (stock options) used to calculate diluted earnings per share	—	—	—

Weighted-average common shares and common stock equivalents used to calculate diluted earnings per share	1,910,538	1,941,872	2,057,920